UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2018

QS

U.S. LARGE CAP

EQUITY FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS U.S. Large Cap Equity Fund for the six-month reporting period ended May 31, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 29, 2018

II	QS U.S. Large Cap Equity Fund

Investment commentary

Economic review

Economic activity in the U.S. was somewhat mixed during the six months ended May 31, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 3.2% and 2.9%, respectively. Finally, the U.S. Department of Commerce’s final reading for first quarter 2018 GDP growth — released after the reporting period ended — was 2.0%. More modest GDP growth in the first quarter reflected decelerations in personal consumption expenditures (“PCE”), exports, state and local government spending, and federal government spending and a downturn in residential fixed investment. These movements were partly offset by a smaller decrease in private inventory investment and a larger increase in nonresidential fixed investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on May 31, 2018, the unemployment rate was 3.8%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since April 2000. The percentage of longer-term unemployed declined during the reporting period. In May 2018, 19.4% of Americans looking for a job had been out of work for more than six months, versus 22.9% when the period began.

QS U.S. Large Cap Equity Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed increased the federal funds rateiii twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. Finally, at its meeting that concluded on June 13, 2018 — after the reporting period ended — the Fed raised the federal funds rate to a range between 1.75% and 2.00%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. Despite times of weakness, the U.S. stock market posted positive results for the reporting period. The market moved higher during the first two months of the period and reached several new all-time highs. This was driven by overall solid corporate profits, signs of continued economic growth and, in December 2017, the signing of the U.S. tax reform bill. However, the market then gave back a portion of its gains in February and March 2018. This occurred given concerns that the Fed may raise interest rates more aggressively than previously expected. In addition, there were fears of a global trade war and several high profile issues in the technology industry. The market ended the reporting period on a positive note, as it rallied in April and May 2018. All told, for the six months ended May 31, 2018, the S&P 500 Indexiv gained 3.16%.

Looking at the U.S. stock market more closely, small-cap stocks, as measured by the Russell 2000 Indexv, generated the strongest results, returning 6.47% over the reporting period. In contrast, large-cap stocks, as measured by the Russell 1000 Indexvi, gained 3.33% and mid-cap stocks, as measured by the Russell Midcap Indexvii, returned 2.59%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 7.21% and -0.17%, respectively, during the six months ended May 31, 2018.

Performance review

For the six months ended May 31, 2018, Class IS shares of QS U.S. Large Cap Equity Fund returned 3.96%. The Fund’s unmanaged benchmark, the Russell 1000 Index, returned 3.33% for the same period. The Lipper Large-Cap Core Funds Category Average1 returned 2.44% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 811 funds in the Fund’s Lipper category, and excluding sales charge, if any.

IV	QS U.S. Large Cap Equity Fund

Performance Snapshot as of May 31, 2018 (unaudited)
6 months
QS U.S. Large Cap Equity Fund:
Class FI	3.79%
Class I	3.96%
Class IS	3.96%
Russell 1000 Index	3.33%
Lipper Large-Cap Core Funds Category Average	2.44%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 31, 2018, the gross total annual fund operating expense ratios for Class FI, Class I and Class IS shares were 1.16%, 0.74% and 0.74%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.05% for Class FI shares, 0.80% for Class I shares and 0.70% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust

President and Chief Executive Officer

June 29, 2018

QS U.S. Large Cap Equity Fund	V

Investment commentary (cont’d)

RISKS: Common stocks are subject to market and price fluctuations. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations. Foreign securities may involve certain risks not typically associated with investing in U.S. securities, including economic, political and social factors and currency fluctuations. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. The Fund will also indirectly bear its proportionate share of the management fees and other expenses that are charged by the ETF, in addition to the management fees and other expenses paid by the Fund. Investments in REITs expose the Fund to risks similar to investing directly in real estate, and the value of these underlying investments may be affected by changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	QS U.S. Large Cap Equity Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

QS U.S. Large Cap Equity Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of May 31, 2018 and November 30, 2017. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2017 and held for the six months ended May 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class FI	3.79%	$1,000.00	$1,037.90	1.05%	$5.33	Class FI	5.00%	$1,000.00	$1,019.70	1.05%	$5.29
Class I	3.96	1,000.00	1,039.60	0.70	3.56	Class I	5.00	1,000.00	1,021.44	0.70	3.53
Class IS	3.96	1,000.00	1,039.60	0.70	3.56	Class IS	5.00	1,000.00	1,021.44	0.70	3.53

2	QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report

[1]	For the six months ended May 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2018

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Common Stocks — 98.3%
Consumer Discretionary — 12.9%
Auto Components — 0.9%
Lear Corp.	31,743	$6,285,114
Hotels, Restaurants & Leisure — 1.2%
Las Vegas Sands Corp.	21,410	1,725,860
McDonald’s Corp.	30,974	4,956,150
Royal Caribbean Cruises Ltd.	23,010	2,415,590
Total Hotels, Restaurants & Leisure		9,097,600
Household Durables — 1.0%
PulteGroup Inc.	79,258	2,397,555
NVR Inc.	1,125	3,364,357	*
Toll Brothers Inc.	34,000	1,342,660
Total Household Durables		7,104,572
Internet & Direct Marketing Retail — 2.1%
Amazon.com Inc.	8,850	14,422,137	*
Qurate Retail Inc.	54,953	1,117,194	*
Total Internet & Direct Marketing Retail		15,539,331
Media — 1.3%
CBS Corp., Class B Shares, Non Voting Shares	24,100	1,213,917
Comcast Corp., Class A Shares	185,021	5,768,955
Walt Disney Co.	24,000	2,387,280
Total Media		9,370,152
Multiline Retail — 0.2%
Target Corp.	19,583	1,427,405
Specialty Retail — 5.1%
Foot Locker Inc.	58,614	3,163,398
Gap Inc.	51,241	1,433,723
Home Depot Inc.	76,330	14,239,361
Lowe’s Cos. Inc.	66,308	6,299,923
Ross Stores Inc.	49,293	3,888,232
Signet Jewelers Ltd.	50,000	2,150,000
TJX Cos. Inc.	67,857	6,128,844
Total Specialty Retail		37,303,481
Textiles, Apparel & Luxury Goods — 1.1%
Michael Kors Holdings Ltd.	40,500	2,324,295	*
PVH Corp.	33,805	5,408,800
Total Textiles, Apparel & Luxury Goods		7,733,095
Total Consumer Discretionary		93,860,750

See Notes to Financial Statements.

4	QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Consumer Staples — 4.9%
Beverages — 1.8%
Coca-Cola Co.	82,136	$3,531,848
PepsiCo Inc.	93,987	9,422,196
Total Beverages		12,954,044
Food & Staples Retailing — 1.4%
CVS Health Corp.	57,510	3,645,559
Walgreens Boots Alliance Inc.	25,113	1,566,800
Walmart Inc.	64,924	5,358,827
Total Food & Staples Retailing		10,571,186
Household Products — 0.8%
Kimberly-Clark Corp.	15,705	1,583,849
Procter & Gamble Co.	54,000	3,951,180
Total Household Products		5,535,029
Tobacco — 0.9%
Altria Group Inc.	53,000	2,954,220
Philip Morris International Inc.	44,627	3,549,632
Total Tobacco		6,503,852
Total Consumer Staples		35,564,111
Energy — 5.1%
Energy Equipment & Services — 0.4%
Baker Hughes, a GE Co.	64,692	2,237,696
Noble Corp. PLC	175,058	973,323	*
Total Energy Equipment & Services		3,211,019
Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.	40,000	4,972,000
Exxon Mobil Corp.	89,210	7,247,420
HollyFrontier Corp.	28,879	2,228,881
Marathon Oil Corp.	78,000	1,671,540
Marathon Petroleum Corp.	73,315	5,794,085
Valero Energy Corp.	99,734	12,087,761
Total Oil, Gas & Consumable Fuels		34,001,687
Total Energy		37,212,706
Financials — 16.2%
Banks — 7.0%
Regions Financial Corp.	356,535	6,503,198
Bank of America Corp.	180,000	5,227,200
BB&T Corp.	27,331	1,434,878
Citigroup Inc.	126,562	8,440,420
Citizens Financial Group Inc.	51,000	2,083,350
Huntington Bancshares Inc.	210,000	3,122,700

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2018

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Banks — continued
JPMorgan Chase & Co.	142,539	$15,253,098
SunTrust Banks, Inc.	25,417	1,715,902
TCF Financial Corp.	69,108	1,818,231
Wells Fargo & Co.	102,000	5,506,980
Total Banks		51,105,957
Capital Markets — 1.7%
Ameriprise Financial Inc.	35,467	4,916,790
Franklin Resources, Inc.	43,908	1,473,992
Lazard Ltd., Class A Shares	26,000	1,337,440
State Street Corp.	48,323	4,644,324
Total Capital Markets		12,372,546
Consumer Finance — 2.8%
American Express Co.	11,802	1,160,137
Capital One Financial Corp.	64,919	6,102,386
Discover Financial Services	83,764	6,186,809
Santander Consumer USA Holdings, Inc.	79,907	1,431,134
Synchrony Financial	161,429	5,590,286
Total Consumer Finance		20,470,752
Diversified Financial Services — 0.9%
Berkshire Hathaway Inc., Class B Shares	35,500	6,799,315	*
Insurance — 3.8%
AFLAC Inc.	116,876	5,266,433
Allstate Corp	35,312	3,300,966
Assurant Inc	14,264	1,331,544
Assured Guaranty Ltd.	48,177	1,709,802
Axis Capital Holdings, Ltd.	36,914	2,098,561
Everest Re Group, Ltd.	11,502	2,591,286
First American Financial Corp.	29,487	1,535,683
FNF Group	67,117	2,480,644
Lincoln National Corp.	46,783	3,101,245
Old Republic International Corp.	62,088	1,302,606
Travelers Cos. Inc.	21,016	2,700,976
Total Insurance		27,419,746
Total Financials		118,168,316
Health Care — 12.7%
Biotechnology — 3.7%
AbbVie Inc.	68,040	6,731,878
Alexion Pharmaceuticals Inc.	6,360	738,587	*
Amgen Inc.	37,786	6,787,121
Biogen Inc.	18,592	5,465,304	*

See Notes to Financial Statements.

6	QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Biotechnology — continued
Celgene Corp.	7,166	$563,821	*
Exelixis, Inc.	52,539	1,089,133	*
Gilead Sciences Inc.	60,460	4,075,004
Vertex Pharmaceuticals Inc.	8,102	1,247,708	*
Total Biotechnology		26,698,556
Health Care Equipment & Supplies — 1.3%
Baxter International Inc.	85,197	6,035,355
Edwards Lifesciences Corp.	23,132	3,176,255	*
Total Health Care Equipment & Supplies		9,211,610
Health Care Providers & Services — 3.7%
Aetna Inc.	17,470	3,076,991
CIGNA Corp.	31,090	5,265,713
Express Scripts Holding Co.	49,855	3,779,508	*
Humana Inc.	13,508	3,930,558
UnitedHealth Group Inc.	35,999	8,694,118
WellCare Health Plans Inc.	10,000	2,216,700	*
Total Health Care Providers & Services		26,963,588
Life Sciences Tools & Services — 0.6%
Bruker Corp.	69,690	2,109,516
Charles River Laboratories International Inc.	23,428	2,518,979	*
Total Life Sciences Tools & Services		4,628,495
Pharmaceuticals — 3.4%
Endo International PLC	317,390	1,996,383	*
Johnson & Johnson	54,000	6,459,480
Merck & Co. Inc.	101,242	6,026,936
Perrigo Co. PLC	18,500	1,353,460
Pfizer Inc.	176,293	6,334,208
Zoetis Inc.	30,938	2,589,511
Total Pharmaceuticals		24,759,978
Total Health Care		92,262,227
Industrials — 9.7%
Aerospace & Defense — 3.7%
Boeing Co.	38,697	13,627,535
Lockheed Martin Corp.	9,870	3,104,510
Northrop Grumman Corp.	27,747	9,080,206
United Technologies Corp.	12,000	1,497,840
Total Aerospace & Defense		27,310,091
Airlines — 1.0%
Southwest Airlines Co.	142,623	7,285,183

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

May 31, 2018

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Building Products — 0.4%
USG Corp.	37,585	$1,559,026	*
Masco Corp.	38,000	1,416,260
Total Building Products		2,975,286
Commercial Services & Supplies — 0.6%
Waste Management Inc.	56,432	4,667,491
Electrical Equipment — 0.2%
Eaton Corp. PLC	17,668	1,353,015
Industrial Conglomerates — 1.3%
3M Co.	11,000	2,169,530
General Electric Co.	100,000	1,408,000
Honeywell International Inc.	40,427	5,979,557
Total Industrial Conglomerates		9,557,087
Machinery — 1.3%
Allison Transmission Holdings, Inc.	34,955	1,443,991
Caterpillar Inc.	23,686	3,598,140
Illinois Tool Works Inc.	30,869	4,435,876
Total Machinery		9,478,007
Professional Services — 0.3%
Manpowergroup Inc.	21,371	1,923,390
Road & Rail — 0.9%
Union Pacific Corp.	45,299	6,466,885
Total Industrials		71,016,435
Information Technology — 25.8%
Communications Equipment — 1.7%
Cisco Systems Inc.	299,513	12,792,200
Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	27,377	2,191,529
Jabil Inc.	52,000	1,470,560
Total Electronic Equipment, Instruments & Components		3,662,089
Internet Software & Services — 4.8%
Alphabet Inc., Class A Shares	11,800	12,980,000	*
Alphabet Inc., Class C Shares	3,780	4,101,262	*
Facebook Inc., Class A Shares	77,833	14,926,813	*
Twitter Inc.	77,573	2,691,783	*
Total Internet Software & Services		34,699,858
IT Services — 3.6%
Cognizant Technology Solutions Corp., Class A Shares	19,033	1,434,136
Fiserv Inc.	38,620	2,803,812	*
Genpact Ltd.	163,600	4,912,908
International Business Machines Corp.	5,690	804,054

See Notes to Financial Statements.

8	QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report

QS U.S. Large Cap Equity Fund

Security	Shares	Value
IT Services — continued
MasterCard Inc., Class A Shares	35,000	$6,654,200
PayPal Holdings Inc.	19,352	1,588,219	*
Sabre Corp.	40,964	1,004,028
Total System Services, Inc.	32,337	2,754,789
Visa Inc., Class A Shares	32,000	4,183,040
Total IT Services		26,139,186
Semiconductors & Semiconductor Equipment — 5.0%
Applied Materials, Inc.	72,202	3,666,418
Broadcom, Inc.	21,849	5,507,477
Intel Corp.	80,000	4,416,000
KLA-Tencor Corp.	13,500	1,528,605
Maxim Integrated Products Inc.	137,524	8,065,783
QUALCOMM Inc.	22,693	1,318,917
Skyworks Solutions Inc.	13,226	1,304,216
Texas Instruments Inc.	77,222	8,641,914
Xilinx Inc.	25,349	1,726,520
Total Semiconductors & Semiconductor Equipment		36,175,850
Software — 6.1%
Adobe Systems Inc.	44,922	11,198,156	*
Citrix Systems Inc.	38,993	4,118,441	*
Intuit, Inc.	13,237	2,668,579
Microsoft Corp.	208,059	20,564,551
Oracle Corp.	58,000	2,709,760
VMware Inc., Class A Shares	22,337	3,070,891	*
Total Software		44,330,378
Technology Hardware, Storage & Peripherals — 4.1%
Apple Inc.	143,494	26,814,724
HP, Inc.	98,546	2,170,968
Xerox Corp.	47,000	1,277,460
Total Technology Hardware, Storage & Peripherals		30,263,152
Total Information Technology		188,062,713
Materials — 4.0%
Chemicals — 1.2%
Air Products & Chemicals Inc.	27,495	4,437,968
Huntsman Corp.	48,748	1,558,473
LyondellBasell Industries NV, Class A	29,000	3,251,480
Total Chemicals		9,247,921
Containers & Packaging — 1.1%
Packaging Corp. of America	17,822	2,094,085

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

May 31, 2018

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Containers & Packaging — continued
Sealed Air Corp.	79,498	$3,462,933
WestRock Co.	38,259	2,252,690
Total Containers & Packaging		7,809,708
Metals & Mining — 1.7%
Alcoa Corp.	27,704	1,331,731	*
Freeport-McMoRan Inc.	103,091	1,742,238
Newmont Mining Corp.	47,183	1,836,834
Steel Dynamics, Inc.	149,296	7,379,702
Total Metals & Mining		12,290,505
Total Materials		29,348,134
Real Estate — 3.2%
Equity Real Estate Investment Trusts (REITs) — 3.0%
Apple Hospitality REIT Inc.	74,372	1,415,299
Brandywine Realty Trust	80,050	1,301,613
CoreCivic Inc.	57,022	1,227,114
CubeSmart	50,120	1,528,660
Kimco Realty Corp.	83,086	1,284,510
Liberty Property Trust	32,286	1,427,364
Mid-America Apartment Communities Inc.	35,000	3,274,600
Prologis Inc.	36,291	2,335,326
Retail Properties of America Inc., Class A Shares	216,101	2,649,398
VEREIT Inc.	250,000	1,790,000
Weingarten Realty Investors	115,000	3,371,800
Total Equity Real Estate Investment Trusts (REITs)		21,605,684
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A Shares	36,922	1,705,427	*
Total Real Estate		23,311,111
Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.7%
AT&T Inc.	69,265	2,238,645
Verizon Communications Inc.	57,000	2,717,190
Total Diversified Telecommunication Services		4,955,835
Wireless Telecommunication Services — 0.2%
Telephone & Data Systems Inc.	51,389	1,312,989
Total Telecommunication Services		6,268,824
Utilities — 2.9%
Electric Utilities — 2.1%
American Electric Power Co., Inc.	55,169	3,748,733
Edison International	62,931	3,911,791
Entergy Corp.	32,135	2,600,043

See Notes to Financial Statements.

10	QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report

QS U.S. Large Cap Equity Fund

Security		Shares	Value
Electric Utilities — continued
FirstEnergy Corp.		103,709	$3,569,664
PG&E Corp.		29,561	1,280,878
Total Electric Utilities			15,111,109
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.		132,845	1,693,774
Multi-Utilities — 0.6%
Ameren Corp.		25,214	1,492,417
CenterPoint Energy Inc.		101,864	2,661,706
Total Multi-Utilities			4,154,123
Total Utilities			20,959,006
Total Investments before Short-Term Investments (Cost — $468,167,799)			716,034,333
	Rate
Short-Term Investments — 1.5%
Invesco Treasury Portfolio, Institutional Class (Cost — $11,341,179)	1.760%	11,341,179	11,341,179
Total Investments — 99.8% (Cost — $479,508,978)			727,375,512
Other Assets in Excess of Liabilities — 0.2%			1,135,724
Total Net Assets — 100.0%			$728,511,236

*	Non-income producing security.

Abbreviation used in this schedule:
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

May 31, 2018

Assets:
Investments, at value (Cost — $479,508,978)	$727,375,512
Interest and dividends receivable	1,493,442
Receivable for Fund shares sold	231,945
Prepaid expenses	38,627
Total Assets	729,139,526

Liabilities:
Investment management fee payable	399,914
Payable for Fund shares repurchased	174,956
Trustees’ fees payable	1,623
Due to custodian	15
Service and/or distribution fees payable	11
Accrued expenses	51,771
Total Liabilities	628,290
Total Net Assets	$728,511,236

Net Assets:
Par value (Note 7)	$366
Paid-in capital in excess of par value	449,144,444
Undistributed net investment income	2,937,372
Accumulated net realized gain on investments	28,562,520
Net unrealized appreciation on investments	247,866,534
Total Net Assets	$728,511,236

Net Assets:
Class FI	$50,073
Class I	$14,076,864
Class IS	$714,384,299

Shares Outstanding:
Class FI	2,503
Class I	706,927
Class IS	35,855,956

Net Asset Value:
Class FI (and redemption price)	$20.01
Class I (and redemption price)	$19.91
Class IS (and redemption price)	$19.92

See Notes to Financial Statements.

12	QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended May 31, 2018

Investment Income:
Dividends	$6,480,935
Interest	46,496
Total Investment Income	6,527,431

Expenses:
Investment management fee (Note 2)	2,437,146
Registration fees	33,955
Fund accounting fees	32,448
Legal fees	22,464
Trustees’ fees	21,260
Audit and tax fees	19,461
Shareholder reports	9,830
Insurance	5,314
Custody fees	2,163
Transfer agent fees (Note 5)	759
Interest expense	468
Service and/or distribution fees (Notes 2 and 5)	60
Miscellaneous expenses	4,577
Total Expenses	2,589,905
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(151,752)
Net Expenses	2,438,153
Net Investment Income	4,089,278

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	24,137,777
Change in Net Unrealized Appreciation (Depreciation) From Investments	1,102,787
Net Gain on Investments	25,240,564
Increase in Net Assets From Operations	$29,329,842

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended May 31, 2018 (unaudited) and the Year Ended November 30, 2017	2018	2017

Operations:
Net investment income	$4,089,278	$10,118,144
Net realized gain	24,137,777	108,346,807
Change in net unrealized appreciation (depreciation)	1,102,787	42,158,443
Increase in Net Assets From Operations	29,329,842	160,623,394

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(10,000,034)	(11,000,047)
Net realized gains	(33,100,045)	—
Decrease in Net Assets From Distributions to Shareholders	(43,100,079)	(11,000,047)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	81,434,346	36,915,677
Reinvestment of distributions	43,100,079	11,000,047
Cost of shares repurchased	(78,579,989)	(135,957,603)
Cost of shares redeemed in-kind (Note 8)	—	(146,950,053)
Increase (Decrease) in Net Assets From Fund Share Transactions	45,954,436	(234,991,932)
Increase (Decrease) in Net Assets	32,184,199	(85,368,585)

Net Assets:
Beginning of period	696,327,037	781,695,622
End of period*	$728,511,236	$696,327,037
* Includes undistributed net investment income of:	$2,937,372	$8,848,128

See Notes to Financial Statements.

14	QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class FI Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$20.48	$16.79	$16.94	$17.75	$15.55	$12.08

Income (loss) from operations:
Net investment income	0.08	0.18	0.15	0.11	0.12	0.14
Net realized and unrealized gain (loss)	0.66	3.75	0.49	(0.15)	2.53	3.45
Total income (loss) from operations	0.74	3.93	0.64	(0.04)	2.65	3.59

Less distributions from:
Net investment income	(0.24)	(0.24)	—	(0.11)	(0.10)	(0.12)
Net realized gains	(0.97)	—	(0.79)	(0.66)	(0.35)	—
Total distributions	(1.21)	(0.24)	(0.79)	(0.77)	(0.45)	(0.12)

Net asset value, end of period	$20.01	$20.48	$16.79	$16.94	$17.75	$15.55
Total return[3]	3.79%	23.71%	4.08%	(0.08)%	17.55%	30.03%

Net assets, end of period (000s)	$50	$24	$38	$91	$1,335	$1,076

Ratios to average net assets:
Gross expenses	1.12%[4]	1.21%	1.32%	1.17%	1.43%	1.32%
Net expenses[5,6]	1.05 [4]	1.05	1.05	1.05	1.05	1.05
Net investment income	0.85 [4]	0.97	0.98	0.64	0.74	0.99

Portfolio turnover rate	14%	22%[7]	25%	48%[7]	24%	37%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class I Shares[1]	2018[2]	2017	2016	2015[3]	2012	2011	2010

Net asset value, beginning of period	$20.40	$16.67	$16.96	$17.31	$10.45	$9.92	$9.06

Income (loss) from operations:
Net investment income	0.12	0.24	0.22	0.11	0.15	0.13	0.11
Net realized and unrealized gain (loss)	0.65	3.73	0.46	(0.46)	1.64	0.53	0.85
Total income (loss) from operations	0.77	3.97	0.68	(0.35)	1.79	0.66	0.96

Less distributions from:
Net investment income	(0.29)	(0.24)	(0.18)	—	(0.17)	(0.13)	(0.10)
Net realized gains	(0.97)	—	(0.79)	—	—	—	—
Total distributions	(1.26)	(0.24)	(0.97)	—	(0.17)	(0.13)	(0.10)

Net asset value, end of period	$19.91	$20.40	$16.67	$16.96	$12.07	$10.45	$9.92
Total return[4]	3.96%	24.09%	4.42%	(2.02)%	17.37%	6.68%[5]	10.66%

Net assets, end of period (000s)	$14,077	$12,691	$8,485	$4,623	$53	$45	$24

Ratios to average net assets:
Gross expenses	0.75%[6]	0.79%	0.80%	0.80%[6]	1.03%	1.07%	1.16%
Net expenses[7,8]	0.70%[6]	0.70%	0.71%	0.77%[6]	0.80%	0.80%	0.80%
Net investment income	1.17%[6]	1.34%	1.40%	1.13%[6]	1.28%	1.28%	1.20%

Portfolio turnover rate	14%	22%[9]	25%	48%[9,10]	43%	64%	62%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2018 (unaudited).

[3]	For the period May 1, 2015 (re-inception date) to November 30, 2015. Class I shares had previously liquidated on May 28, 2013 and resumed operations on May 1, 2015 upon shareholder investment.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

[10]	For the year ended November 30, 2015.

See Notes to Financial Statements.

16	QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class IS Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$20.41	$16.67	$16.97	$17.75	$15.54	$12.10

Income (loss) from operations:
Net investment income	0.12	0.24	0.22	0.17	0.16	0.17
Net realized and unrealized gain (loss)	0.65	3.74	0.45	(0.14)	2.53	3.44
Total income from operations	0.77	3.98	0.67	0.03	2.69	3.61

Less distributions from:
Net investment income	(0.29)	(0.24)	(0.18)	(0.15)	(0.13)	(0.17)
Net realized gains	(0.97)	—	(0.79)	(0.66)	(0.35)	—
Total distributions	(1.26)	(0.24)	(0.97)	(0.81)	(0.48)	(0.17)

Net asset value, end of period	$19.92	$20.41	$16.67	$16.97	$17.75	$15.54
Total return[3]	3.96%	24.15%	4.35%	0.32%	17.88%	30.28%

Net assets, end of period (millions)	$714	$684	$773	$810	$770	$648

Ratios to average net assets:
Gross expenses	0.74%[4]	0.79%	0.79%	0.79%	0.79%	0.80%
Net expenses[5]	0.70%[4,6]	0.70%[6]	0.69%[6]	0.76%[6]	0.79%	0.80%[6]
Net investment income	1.17%[4]	1.33%	1.39%	0.99%	1.00%	1.24%

Portfolio turnover rate	14%	22%[7]	25%	48%[7]	24%	37%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

18	QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$716,034,333	—	—	$716,034,333
Short-Term Investments†	11,341,179	—	—	11,341,179
Total Investments	$727,375,512	—	—	$727,375,512

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

20	QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (formerly known as Western Asset Management Company) (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Effective December 1, 2017, under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

Prior to December 1, 2017, the Fund paid an investment management fee, calculated daily and paid monthly, at an annual rate as follows: 0.750% of assets up to and including $1 billion, 0.725% of assets over $1 billion and up to and including $2 billion, 0.700% of assets over $2 billion and up to and including $5 billion, 0.675% of assets over $5 billion and up to and including $10 billion and 0.650% of assets over $10 billion.

QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays QS Investors and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI, Class I and Class IS shares did not exceed 1.05%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

During the six months ended May 31, 2018, fees waived and/or expenses reimbursed amounted to $151,752.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of May 31, 2018, Legg Mason and its affiliates owned 34% of the Fund.

3. Investments

During the six months ended May 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$95,562,777
Sales	96,862,933

22	QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report

At May 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$479,508,978	$260,133,271	$(12,266,737)	$247,866,534

4. Derivative instruments and hedging activities

During the six months ended May 31, 2018, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended May 31, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class FI	$60	$30
Class I	—	33
Class IS	—	696
Total	$60	$759

For the six months ended May 31, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class FI	$18
Class I	2,851
Class IS	148,883
Total	$151,752

QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended May 31, 2018	Year Ended November 30, 2017
Net Investment Income:
Class FI	$600	$545
Class I	179,824	118,558
Class IS	9,819,610	10,880,944
Total	$10,000,034	$11,000,047

Net Realized Gains:
Class FI	$2,388	—
Class I	595,356	—
Class IS	32,502,301	—
Total	$33,100,045	—

7. Shares of beneficial interest

At May 31, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2018		Year Ended November 30, 2017
	Shares	Amount	Shares	Amount
Class FI
Shares sold	1,297	$26,569	—	—
Shares issued on reinvestment	153	2,988	32	$545
Shares repurchased	(101)	(1,973)	(1,128)	(21,314)
Net increase (decrease)	1,349	$27,584	(1,096)	$(20,769)

Class I
Shares sold	82,455	$1,635,482	155,666	$2,828,121
Shares issued on reinvestment	39,814	775,180	6,999	118,558
Shares repurchased	(37,349)	(750,862)	(49,758)	(888,786)
Net increase	84,920	$1,659,800	112,907	$2,057,893

Class IS
Shares sold	4,105,327	$79,772,295	1,886,502	$34,087,556
Shares issued on reinvestment	2,172,583	42,321,911	641,943	10,880,944
Shares repurchased	(3,909,229)	(77,827,154)	(7,460,459)	(135,047,503)
Shares redeemed in-kind	—	—	(7,949,368)	(146,950,053)
Net increase (decrease)	2,368,681	$44,267,052	(12,881,382)	$(237,029,056)

24	QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report

8. Redemptions-in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the year ended November 30, 2017, the Fund had redemptions-in-kind with total proceeds in the amount of $146,950,053. The net realized gains on these redemptions-in-kind amounted to $61,804,186, which was not realized for tax purposes.

QS U.S. Large Cap Equity Fund 2018 Semi-Annual Report	25

QS

U.S. Large Cap Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H.Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

*	Effective April 9, 2018, BNY became custodian.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)*

Transfer agent

BNYMellon Investment Servicing

(US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS U.S. Large Cap Equity Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS U.S. Large Cap Equity Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS U.S. Large Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identify verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011125 7/18 SR18-3376

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	July 23, 2018